Inventory (narrative) (detail) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Inventory Disclosure [Abstract]
Inventory, LIFO Reserve, Effect on Income, Net	$ 13.2	$ 2.7	$ 30.8
Effect of LIFO Inventory Liquidation on Income	$ 4.8		$ 2.9
Effect Of LIFO Earnings Per Share Basic	$ 1.19	$ 0.24	$ 2.53
Effect Of LIFO Earnings Per Share Diluted	$ 1.19	$ 0.24	$ 2.52